Other financial assets, Non-current	12 Months Ended
Mar. 31, 2024
Other Financial Assets Non-current
Other financial assets, Non-current

22 Other financial assets, Non-current

	March 31,
	2023	2024
Security deposits	49,864	24,039
Total	49,864	24,039

Security deposit represents fair value at initial recognition of amount paid to landlord for the leased premises. Subsequently, such amounts are measured at amortised cost. As on March 31, 2024, remaining tenure for security deposits ranges from 1 to 4.5 years (March 31, 2023: 1 to 5.5 years).